Summary of Significant Accounting Policies (Details) - USD ($)			3 Months Ended	12 Months Ended
	Aug. 19, 2021	Aug. 17, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 15, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted cash			$ 100,000
Federal deposit insurance			250,000	$ 250,000
Gross and carrying amount			$ 1,925,151	1,925,151
Percentage of receive			10.00%
Share-based payment expense			$ 2,146,792
Recevied amount			$ 1,299,000
Cash				127,965	$ 505,518
Marketable securities held in trust account				177,790,585
Deferred financing costs				$ 511,760
Common stock shares (in Shares)				19,612,500
Investments held in the trust account				$ 177,790,585	$ 174,229,680
Over-allotment liability		$ 157,500
Over-allotment option	$ 22,500
Over-allotment liability into equity	$ 180,000
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Sale of warrants (in Dollars per share)				$ 10.1
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock, par value (in Dollars per share)			$ 0.0001			$ 0.0001
Share-based payment expense			$ 2,146,792
Possible redemption (in Shares)				17,250,000	17,250,000
Redemption of public shares (in Shares)				17,250,000
Class C Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock, par value (in Dollars per share)			$ 0.0001